UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 1.3%
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	$1,000	$1,000,000
Yankee (b) — 38.5%
Bank of Montreal, Chicago:
0.18%, 9/25/13	1,000	1,000,000
0.33%, 1/10/14 (a)	500	500,000
Bank of Nova Scotia, Houston (a):
0.69%, 10/18/13	500	500,490
0.25%, 11/26/13	1,000	1,000,000
0.32%, 1/02/14	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.22%, 9/27/13	500	500,000
0.22%, 9/30/13	500	500,000
BNP Paribas, NY:
0.39%, 10/21/13 (a)	850	850,000
0.39%, 11/15/13	500	500,000
Canadian Imperial Bank of Commerce, NY (a):
0.29%, 1/08/14	1,000	1,000,000
0.28%, 2/04/14	500	500,000
0.28%, 3/03/14	500	500,000
Credit Agricole Corp., NY, 0.13%, 8/01/13	1,500	1,500,000
Credit Suisse, NY, 0.29%, 10/10/13	500	500,000
Deutsche Bank AG, NY:
0.41%, 8/09/13	1,000	1,000,000
0.24%, 8/29/13 (a)	500	500,000
DNB Bank ASA, NY, 0.27%, 10/03/13	1,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.29%, 8/20/13	1,000	1,000,000
Mizuho Corporate Bank Ltd., NY, 0.22%, 9/17/13	1,000	1,000,000
Natixis, NY, 0.30%, 11/01/13	550	550,000
Nordea Bank Finland Plc, NY, 0.25%, 9/06/13	500	500,000
Norinchukin Bank, NY:
0.12%, 8/06/13	2,000	2,000,000
0.12%, 8/07/13	1,000	1,000,000
Rabobank Nederland NV, NY:
0.38%, 10/29/13 (a)	1,000	1,000,000
0.41%, 1/08/14	500	500,000
0.39%, 1/17/14	1,000	1,000,000
Royal Bank of Canada, NY, 0.24%, 1/15/14 (a)	250	250,000
Skandinaviska Enskilda Banken AB, NY, 0.24%, 9/04/13	1,000	999,995
Societe Generale, NY:
0.30%, 9/03/13	1,000	1,000,000
0.29%, 10/31/13	500	500,000
Sumitomo Mitsui Trust Bank Ltd., NY, 0.21%, 11/01/13	500	500,000
Sumitomo Mitsui Trust Bank Ltd., NY, 0.24%, 08/01/13	1,000	1,000,000
	Par (000)	Value
Certificates of Deposit
Yankee (b) (concluded)
Svenska Handelsbanken AB, NY, 0.26%, 01/17/14	$1,000	$1,000,023
Toronto-Dominion Bank, NY (a):
0.24%, 12/20/13	1,000	1,000,000
0.26%, 7/24/14	500	500,000
UBS AG, Stamford, 0.28% (a)	500	500,000
Westpac Banking Corp., NY, 0.29%, 4/15/14 (a)	500	500,000
		28,650,508
Total Certificates of Deposit – 39.8%		29,650,508

Commercial Paper
Antalis US Funding Corp., 0.28%, 8/21/13 (c)	650	649,899
Australia & New Zealand Banking Group Ltd. (a):
0.34%, 1/17/14	500	500,000
0.30%, 2/25/14	500	500,000
Bedford Row Funding Corp. (c):
0.35%, 8/16/13	1,000	999,854
0.30%, 3/17/14	500	499,050
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	1,000	999,572
Charta LLC, 0.27%, 9/04/13 (c)	1,000	999,745
Commonwealth Bank of Australia, 0.24%, 3/03/14 (a)	500	499,985
DNB Bank ASA, 0.26%, 1/27/14 (c)	1,000	998,707
Erste Abwicklungsanstalt, 0.25%, 12/02/13 (c)	1,000	999,146
Gotham Funding Corp., 0.16%, 8/06/13 (c)	500	499,989
HSBC Bank Plc, 0.30%, 6/20/14 (a)(d)	500	500,000
ING (US) Funding LLC (c):
0.24%, 9/20/13	1,000	999,674
0.25%, 10/28/13	500	499,695
Kells Funding LLC (a)(d):
0.26%, 11/01/13	500	500,000
0.24%, 11/19/13	1,000	1,000,000
Liberty Street Funding LLC, 0.19%, 10/01/13 (c)	2,130	2,129,314
Manhattan Asset Funding Co. LLC, 0.19%, 8/07/13 (c)	500	499,984
Natexis Banques Populaires US Finance Co. LLC, 0.10%, 8/01/13 (c)	2,000	2,000,000
Nederlandse Waterschapsbank NV:
0.27%, 9/23/13 (c)	1,000	999,603
0.32%, 6/10/14 (a)	500	500,079
0.30%, 7/28/14 (a)	250	250,050
0.31%, 7/30/14 (a)	250	250,050

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Nordea Bank AB (c):
0.23%, 11/15/13	$1,000	$999,323
0.25%, 1/09/14	750	749,162
0.26%, 1/10/14	500	499,426
NRW.BANK, 0.09%, 8/05/13 (c)	2,000	1,999,980
Old Line Funding LLC, 0.24%, 12/09/13 (c)	250	249,783
Regency Markets No. 1 LLC, 0.19%, 10/15/13 (c)	500	499,802
Societe Generale North America, Inc., 0.29%, 9/03/13 (c)	500	499,867
Starbird Funding Corp., 0.30%, 8/23/13 (c)	1,000	999,817
Sumitomo Mitsui Trust Bank Ltd., NY, 0.23%, 9/10/13 (c)	750	749,808
Sumitomo Mitsui Trust Bank Ltd., NY, 0.24%, 8/19/13 (c)	500	499,941
Westpac Banking Corp.:
0.48%, 8/09/13 (c)	500	499,947
0.35%, 1/24/14 (a)	500	500,000
0.30%, 7/09/14 (a)	330	330,000
Total Commercial Paper – 36.7%		27,351,252

Corporate Notes (a)(d)
Australia & New Zealand Banking Group Ltd., 1.01%, 1/10/14	1,000	1,003,051
Svenska Handelsbanken AB, 0.28%, 1/15/14	500	500,000
Total Corporate Notes – 2.0%		1,503,051

Municipal Bonds (e)

City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.23%, 8/07/13 (d)(f)	700	700,000
City of New York, New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.05%, 8/07/13	1,000	1,000,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, VRDN, Yale-New Haven Hospital, Series K2, (JPMorgan Chase Bank NA LOC), 0.05%, 8/07/13	500	500,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen Skiing Co. Project, Series A, (JPMorgan Chase & Co. LOC), 0.06%, 8/01/13	700	700,000

	Par (000)	Value
Municipal Bonds (e)
Michigan State HDA, Refunding RB, VRDN, Series D, (Fannie Mae LOC, Freddie Mac LOC), 0.05%, 8/07/13	$395	$395,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A, (JPMorgan Chase Bank NA LOC), 0.05%, 8/07/13	445	445,000
Rhode Island Housing & Mortgage Finance Corp., M/F Housing, MRB, VRDN, Groves at Johnston Project, AMT, (Freddie Mac LOC), 0.06%, 8/07/13	1,000	1,000,000
Total Municipal Bonds – 6.4%		4,740,000

Time Deposits
ING Bank NV, Amsterdam, 0.15%, 8/01/13	1,000	1,000,000
Societe Generale SA, 0.27%, 8/01/13	500	500,000
Total Time Deposits – 2.0%		1,500,000

US Government Sponsored Agency Obligations (a)
Fannie Mae Variable Rate Notes, 0.16%, 2/27/15	500	499,802
Freddie Mac Variable Rate Notes, 0.13%, 9/13/13	2,000	1,999,857
Total US Government Sponsored Agency Obligations – 3.4%		2,499,659

US Treasury Obligations
US Treasury Notes:
0.13%, 9/30/13	500	499,966
1.75%, 1/31/14	1,000	1,007,991
1.88%, 2/28/14	500	504,953
0.25%, 4/30/14	1,000	1,000,922
4.75%, 5/15/14	750	777,082
Total US Treasury Obligations – 5.1%		3,790,914

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $1,887,005 collateralized by various US Government Sponsored Agency Obligations, 0.85% - 1.38% due 7/29/16 – 5/01/20, par and fair values of $1,994,000 and $1,925,424, respectively)	$1,887	$1,887,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,925,424)		1,887,000
Mizuho Securities USA, 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $1,000,003 collateralized by a US Treasury Note, 1.50% due 12/31/13, par and fair values of $1,012,900 and $1,020,035, respectively)	1,000	1,000,000
	Par (000)	Value
Repurchase Agreements
Mizuho Securities USA, 1.17%, 8/01/13 (Purchased on 3/04/13 to be repurchased at $602,945 collateralized by various US Government Sponsored Agency Obligations, US Treasury Note and Corporate/Debt Obligations, 0.00% - 6.31% due 12/31/13 - 8/10/45, par and fair values of $3,106,390 and $642,061, respectively)	$600	$600,000
Total Value of Mizuho Securities USA (collateral value of $1,662,096)		1,600,000
Total Repurchase Agreements – 4.7%		3,487,000
Total Investments (Cost - $74,522,384*) – 100.1%		74,522,384
Liabilities in Excess of Other Assets – (0.1)%		(93,119)
Net Assets – 100.0%		$74,429,265

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HDA	Housing Development Authority
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST	JULY 31, 2013	3

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of July 31, 2013:
		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Short-Term Securities[1]	—	$74,522,384	—	$74,522,384
Total		—	$74,522,384	—	$74,522,384

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, cash of $248,110 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST	JULY 31, 2013	4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 24, 2013